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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value
	Equities – 99.7%

	Information – 29.3%

	Business Software – 9.8%
413,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	$20,286,560
498,000	Informatica (a) Enterprise Data Integration Software	17,335,380
221,000	Ansys (a) Simulation Software for Engineers & Designers	16,221,400
106,000	Concur Technologies (a) Web-enabled Cost & Expense Management Software	7,815,380
100,000	NetSuite (a) End-to-end IT Systems Solutions Delivered Over the Web	6,380,000
163,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	6,270,610
195,000	Velti (a) (b) Mobile Marketing Software Platform	1,632,150
160,000	SABA (a) Learning Management Systems	1,598,400
9,817	Eloqua (a) Marketing Automation Software	193,886
15,389	Exa (a) Simulation Software	166,970
		77,900,736
	Instrumentation – 4.7%
109,750	Mettler-Toledo International (a) Laboratory Equipment	18,738,715
318,000	IPG Photonics (a) (b) Fiber Lasers	18,221,400
		36,960,115
	Semiconductors & Related Equipment – 4.1%
438,000	Microsemi (a) Analog/Mixed Signal Semiconductors	8,790,660
1,111,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	5,843,860
281,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal Integrated Circuits	5,549,750
520,000	ON Semiconductor (a) Mixed Signal & Power Management Semiconductors	3,208,400
86,000	Ultratech (a) Semiconductor Equipment	2,698,680
243,000	Entegris (a) Semiconductor Materials Management Products	1,975,590
205,000	Pericom Semiconductor (a) Interface Integrated Circuits & Frequency Control Products	1,780,425
25,000	Hittite Microwave (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	1,386,750
203,000	TriQuint Semiconductor (a) Radio Frequency Semiconductors	1,025,150
		32,259,265
	Telephone & Data Services – 2.9%
830,000	tw telecom (a) Fiber Optic Telephone/Data Services	21,638,100
197,000	Boingo Wireless (a) (b) Wholesale & Retail WiFi Networks	1,564,180
		23,202,280
	Computer Services – 2.2%
333,000	ExlService Holdings (a) Business Process Outsourcing	9,823,500
405,000	RCM Technologies (a) Technology & Engineering Services	2,203,200
33,000	Syntel Offshore IT Services	2,059,530
175,000	WNS – ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	1,792,000
297,522	Hackett Group (a) IT Integration & Best Practice Research	1,243,642
		17,121,872
	Gaming Equipment & Services – 1.7%
264,000	Bally Technologies (a) Slot Machines & Software	13,038,960
42,000	WMS Industries (a) Slot Machine Provider	687,960
		13,726,920
	Computer Hardware & Related Equipment – 1.4%
397,000	II-VI (a) Laser Optics & Specialty Materials	7,550,940
66,000	Netgear (a) Networking Products for Small Business & Home	2,517,240
38,000	NICE Systems – ADR (Israel) (a) Audio & Video Recording Solutions	1,262,360
		11,330,540
	Telecommunications Equipment – 0.9%
275,800	Finisar (a) Optical Subsystems & Components	3,943,940
133,000	Ixia (a) Telecom Network Test Equipment	2,137,310
135,000	Infinera (a) (b) Optical Networking Equipment	739,800
		6,821,050
	Contract Manufacturing – 0.6%
122,000	Plexus (a) Electronic Manufacturing Services	3,695,380

1

Number of Shares		Value
	Contract Manufacturing – 0.6% (cont)
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	$1,400,850
		5,096,230
	Financial Processors – 0.5%
91,000	Global Payments Credit Card Processor	3,806,530

	Business Information & Marketing Services – 0.4%
291,200	Navigant Consulting (a) Financial Consulting Firm	3,217,760

	TV Broadcasting – 0.1%
472,000	Entravision Communications Spanish Language TV & Radio Stations	632,480
	Total Information	232,075,778

	Industrial Goods & Services – 17.1%

	Machinery – 14.4%
822,000	Ametek Aerospace/Industrial Instruments	29,139,900
480,200	Nordson Dispensing Systems for Adhesives & Coatings	28,149,324
580,000	Donaldson Industrial Air Filtration	20,131,800
297,300	ESCO Technologies Automatic Electric Meter Readers	11,550,105
187,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	7,081,690
124,000	HEICO FAA Approved Aircraft Replacement Parts	3,783,240
88,736	Toro Turf Maintenance Equipment	3,529,918
98,000	Polypore International (a) (b) Battery Separators & Filtration Media	3,464,300
82,000	Kennametal Consumable Cutting Tools	3,040,560
100,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	2,743,000
13,000	Middleby (a) Manufacturer of Cooking Equipment	1,503,320
		114,117,157
	Industrial Materials & Specialty Chemicals – 1.2%
187,000	Drew Industries (a) RV & Manufactured Home Components	5,649,270
110,000	Albany International Paper Machine Clothing & Composites for Aerospace	2,416,700
33,000	Albemarle Refinery Catalysts & Other Specialty Chemicals	1,738,440
		9,804,410
	Electrical Components – 0.6%
75,000	Acuity Brands Commercial Lighting Fixtures	4,746,750

	Construction – 0.4%
100,000	Fortune Brands Home & Security (a) Home Building Supplies & Small Locks	2,701,000

	Steel – 0.3%
222,108	GrafTech International (a) Industrial Graphite Materials Producer	1,996,751

	Waste Management – 0.2%
33,000	Clean Harbors (a) Hazardous Waste Services & Disposal	1,612,050
	Total Industrial Goods & Services	134,978,118

	Consumer Goods & Services – 14.8%

	Retail – 6.8%
363,000	lululemon athletica (a) Premium Active Apparel Retailer	26,840,220
256,000	Abercrombie & Fitch Teen Apparel Retailer	8,683,520
382,000	Pier 1 Imports Home Furnishing Retailer	7,158,680
180,500	Shutterfly (a) Internet Photo-centric Retailer	5,617,160
326,000	Saks (a) (b) Luxury Department Store Retailer	3,361,060
69,500	Teavana (a) (b) Specialty Tea Retailer	906,280
116,229	Gaiam (a) Healthy Living Catalogs & E-Commerce, Non-theatrical Media	405,639
6,000	The Fresh Market (a) Specialty Food Retailer	359,880
		53,332,439
	Travel – 2.3%
659,500	Avis Budget Group (a) Second Largest Car Rental Company	10,143,110
400,000	Hertz (a) Largest U.S. Rental Car Operator	5,492,000
72,000	HomeAway (a) (b) Vacation Rental Online Marketplace	1,688,400
37,000	Choice Hotels Franchisor of Budget Hotel Brands	1,183,630
		18,507,140

2

Number of Shares		Value
	Furniture & Textiles – 1.8%
590,000	Knoll Office Furniture	$8,230,500
125,000	Herman Miller Office Furniture	2,430,000
135,000	Interface Modular Carpet	1,783,350
100,000	Caesarstone (Israel) (a) Quartz Countertops	1,410,000
		13,853,850
	Consumer Goods Distribution – 1.1%
213,000	Pool Distributor of Swimming Pool Supplies & Equipment	8,856,540

	Other Consumer Services – 0.9%
163,000	Lifetime Fitness (a) Sport & Fitness Club Operator	7,455,620

	Apparel – 0.7%
108,500	Warnaco Group (a) Global Branded Apparel Manufacturer	5,631,150

	Casinos & Gaming – 0.6%
392,000	Pinnacle Entertainment (a) Regional Casino Operator	4,802,000

	Nondurables – 0.4%
96,000	Helen of Troy (a) Personal Care, Housewares, Healthcare & Home Environment Products	3,055,680

	Leisure Products – 0.2%
110,000	Skullcandy (a) (b) Lifestyle Branded Headphones	1,512,500

	Food & Beverage – 0.0%
2,800	Annie’s (a) (b) Developer & Marketer of Natural & Organic Food	125,552
	Total Consumer Goods & Services	117,132,471

	Finance – 13.9%

	Banks – 7.4%
373,000	MB Financial Chicago Bank	7,366,750
253,000	Lakeland Financial Indiana Bank	6,982,800
107,000	SVB Financial Group (a) Bank to Venture Capitalists	6,469,220
485,000	Associated Banc-Corp Midwest Bank	6,387,450
103,000	City National Bank & Asset Manager	5,305,530
504,000	Valley National Bancorp (b) New Jersey/New York Bank	5,050,080
161,194	Hancock Holding Gulf Coast Bank	4,988,954
368,000	TCF Financial Great Lakes Bank	4,393,920
666,200	First Busey Illinois Bank	3,251,056
400,000	First Commonwealth Western Pennsylvania Bank	2,820,000
216,000	Virginia Commerce (a) Northern Virginia Bank	1,890,000
97,700	Sandy Spring Bancorp Baltimore, D.C. Bank	1,880,725
123,380	Pacific Continental Bank Pacific Northwest Bank	1,101,784
504,451	Guaranty Bancorp (a) Colorado Bank	1,018,991
		58,907,260
	Finance Companies – 3.2%
125,000	World Acceptance (a) Personal Loans	8,431,250
243,400	CAI International (a) International Container Leasing	4,994,568
174,900	McGrath Rentcorp Temporary Space & IT Rentals	4,563,141
115,000	Textainer Group Holdings (b) Top International Container Leasor	3,513,250
258,600	H & E Equipment Services Heavy Equipment Leasing	3,134,232
20,575	Regional Management (a) Consumer Loans	354,919
		24,991,360
	Savings & Loans – 1.5%
408,600	ViewPoint Financial Texas Thrift	7,832,862
142,000	Berkshire Hills Bancorp Northeast Thrift	3,248,960
52,011	Kaiser Federal Los Angeles Savings & Loan	784,846
		11,866,668
	Brokerage & Money Management – 0.9%
206,000	SEI Investments Mutual Fund Administration & Investment Management	4,418,700
85,000	Eaton Vance Specialty Mutual Funds	2,461,600
		6,880,300
	Insurance – 0.5%
27,000	Allied World Holdings Commerical Lines Insurance/Reinsurance	2,085,750

3

Number of Shares		Value
	Insurance – 0.5% (cont)
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	$1,893,350
		3,979,100
	Diversified Financial Companies – 0.4%
146,500	Leucadia National Holding Company	3,332,875
	Total Finance	109,957,563

	Health Care – 10.9%

	Biotechnology & Drug Delivery – 7.3%
368,000	Seattle Genetics (a) (b) Antibody-based Therapies for Cancer	9,917,600
204,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	8,215,080
411,000	Isis Pharmaceuticals (a) Biotech Pioneer in Antisense Drugs	5,782,770
233,000	ARIAD Pharmaceuticals (a) Biotech Focused on Cancer	5,644,425
605,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	5,596,250
47,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	5,376,800
202,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	4,940,920
86,000	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	4,594,980
50,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	4,225,000
201,000	InterMune (a) (b) Drugs for Pulmonary Fibrosis & Hepatitis C	1,802,970
127,000	Raptor Pharmaceutical (a) (b) Orphan Drug Company	706,120
435,500	Chelsea Therapeutics International (a) (b) Biotech Focused on Rare Diseases	522,600
		57,325,515
	Medical Equipment & Devices – 1.5%
164,644	Sirona Dental Systems (a) Manufacturer of Dental Equipment	9,378,122
83,000	Hill-Rom Holdings Hospital Beds/Patient Handling	2,411,980
		11,790,102
	Medical Supplies – 1.3%
247,600	Cepheid (a) Molecular Diagnostics	8,544,676
26,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	1,870,440
		10,415,116
	Pharmaceuticals – 0.7%
385,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	5,089,700
116,100	Alimera Sciences (a) (b) Ophthalmology-focused Pharmaceutical Company	299,538
45,000	Horizon Pharma (a) Specialty Pharmaceutical Company	156,150
		5,545,388
	Health Care Services – 0.1%
100,000	Health Management Associates (a) Non-urban Hospitals	839,000
	Total Health Care	85,915,121

	Other Industries – 8.4%

	Real Estate – 7.7%
449,700	Ryman Hospitality Properties (a) Convention Hotels	17,776,641
503,000	Extra Space Storage Self Storage Facilities	16,724,750
371,600	Biomed Realty Trust Life Science-focused Office Buildings	6,956,352
227,200	DuPont Fabros Technology Technology-focused Office Buildings	5,736,800
935,000	Kite Realty Group Community Shopping Centers	4,768,500
264,000	Education Realty Trust Student Housing	2,877,600
341,000	DCT Industrial Trust Industrial Properties	2,206,270
119,000	Associated Estates Realty Multifamily Properties	1,804,040
40,000	Kilroy Realty West Coast Office Buildings	1,791,200
		60,642,153
	Transportation – 0.7%
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	3,553,220
56,500	World Fuel Services Global Fuel Broker	2,011,965
		5,565,185
	Total Other Industries	66,207,338

4

Number of Shares		Value
	Energy & Minerals – 5.3%

	Oil Services – 2.9%
436,100	Atwood Oceanics (a) Offshore Drilling Contractor	$19,820,745
79,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	2,895,350
		22,716,095
	Oil & Gas Producers – 1.5%
92,000	SM Energy Oil & Gas Producer	4,978,120
81,000	Rosetta Resources (a) Oil & Gas Producer Exploring in South Texas & Montana	3,879,900
58,000	PDC Energy (a) Oil & Gas Producer in the U.S.	1,834,540
47,000	Approach Resources (a) Oil & Gas Producer in West Texas Permian	1,416,110
86,400	Houston American Energy (a) (b) Oil & Gas Exploration/Production in Colombia	77,751
		12,186,421
	Mining – 0.9%
56,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	6,802,880
100,000	Augusta Resource (a) (b) US Copper/Moly Mine	270,000
		7,072,880
	Total Energy & Minerals	41,975,396

Total Equities (Cost: $471,491,369) – 99.7%		788,241,785

Securities Lending Collateral – 4.4%
34,500,250	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	34,500,250

Total Securities Lending Collateral (Cost: $34,500,250)		34,500,250

Total Investments (Cost: $505,991,619) – 104.1%(d)(e)		822,742,035	(f)

Obligation to Return Collateral for Securities Loaned – (4.4)%		(34,500,250)

Cash and Other Assets Less Liabilities – 0.3%		2,245,886

Total Net Assets – 100.0%		$790,487,671

ADR       American Depositary Receipts

5

> Notes to Statement of Investments (dollar values in thousands)

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $33,572,918.

(c)                                  Investment made with cash collateral received from securities lending activity.

(d)                                 At September 30, 2012, for federal income tax purposes, the cost of investments was $505,991,619 and net unrealized appreciation was $316,750,416 consisting of gross unrealized appreciation of $353,395,687 and gross unrealized depreciation of $36,645,271.

(e)                                  On September 30, 2012, the market value of foreign securities represented 1.43% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$6,802,880	0.86
Israel	2,672,360	0.34
India	1,792,000	0.23
Total Foreign Portfolio	$11,267,240	1.43

(f)                                   Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trusts’ Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet

6

to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equities
Information	$232,075,778	$—	$—	$232,075,778
Industrial Goods & Services	134,978,118	—	—	134,978,118
Consumer Goods & Services	117,132,471	—	—	117,132,471
Finance	109,957,563	—	—	109,957,563
Health Care	85,915,121	—	—	85,915,121
Other Industries	66,207,338	—	—	66,207,338
Energy & Minerals	41,975,396	—	—	41,975,396
Total Equities	788,241,785	—	—	788,241,785
Total Securities Lending Collateral	34,500,250	—	—	34,500,250
Total Investments	$822,742,035	$—	$—	$822,742,035

There were no transfers of financial assets between levels 1 and 2 during the period.

7

Wanger International Report

Wanger International	Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value
	Equities — 97.9%

	Asia — 43.9%

	Japan — 17.0%
2,292,100	Seven Bank ATM Processing Services	$6,993,839
622,589	Kansai Paint (a) Paint Producer in Japan, India, China & Southeast Asia	6,900,156
2,275	Wacom Computer Graphic Illustration Devices	5,505,046
180,000	Hoshizaki Electric Commercial Kitchen Equipment	5,227,458
300,300	Park24 Parking Lot Operator	4,906,897
191,918	Glory Currency Handling Systems & Related Equipment	4,497,454
311,631	Start Today (a) Online Japanese Apparel Retailer	4,451,649
867	Orix JREIT Diversified REIT	4,234,805
91,286	Miraca Holdings Outsourced Lab Testing, Diagnostic Equipment & Reagents	4,099,487
339,100	Kuraray (a) Special Resin, Fine Chemical, Fibers & Textures	3,850,946
106,000	Sanrio (a) Character Goods & Licensing	3,791,263
33,599	Nakanishi Dental Tools & Machinery	3,607,821
289,200	NGK Insulators (a) Ceramic Products for Auto, Power & Electronics	3,460,148
106,641	Kintetsu World Express Airfreight Logistics	3,413,044
3,270	Jupiter Telecommunications Largest Cable Service Provider in Japan	3,318,606
38,900	FP Corporation Disposable Food Trays & Containers	3,061,793
137,542	Aeon Delight Facility Maintenance & Management	3,029,857
600	Mori Hills REIT Investment Tokyo Centric Diversified REIT	2,922,197
243,109	Japan Airport Terminal Airport Terminal Operator at Haneda	2,884,921
800	Kenedix Realty Investment Tokyo Midsize Office REIT	2,876,751
179,847	Daiseki Waste Disposal & Recycling	2,786,410
92,000	Doshisha Wholesaler	2,666,208
54,400	Disco (a) Semiconductor Dicing & Grinding Equipment	2,616,109
34,111	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	2,436,484
213,700	Asahi Diamond Industrial Consumable Diamond Tools	2,396,190
1,135	Advance Residence Investment Residential REIT	2,388,456
93,825	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	2,291,018
150,039	Nihon Parkerizing Metal Surface Treatment Agents & Processing	2,280,626
76,500	Horiba Measuring Instruments & Analyzers	2,255,174
88,900	Misumi Group Industrial Components Distributor	2,204,080
85,646	Icom Two Way Radio Communication Equipment	2,066,945
161,860	Ushio Industrial Light Sources	1,941,564
47,300	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	1,625,104
226,900	Sintokogio Automated Casting Machines, Surface Treatment System & Consumables	1,558,342
27,900	Itochu Techno-Science IT Network Sales & Services	1,450,106
75,000	Nabtesco (a) Machinery Components	1,380,654
86,800	Lifenet Insurance (a) (b) Online Life Insurance Company in Japan	1,145,406
121,266	Torishima Pump Manufacturing Industrial Pump for Power Generation & Water Supply Systems	862,267
135	Global One Real Estate Office REIT	819,734
24,958	Miura Industrial Boiler	603,364
3	Fukuoka REIT Diversified REIT in Fukuoka	21,854
		120,830,233
	Taiwan — 6.6%
4,081,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	10,070,768
1,829,000	Taiwan Mobile Taiwan’s Second Largest Moblile Operator	6,669,880
2,243,000	CTCI Corp International Engineering Firm	5,123,940
690,234	Simplo Technology Battery Packs for Notebook & Tablet PCs	4,119,735
1,274,000	Taiwan Hon Chuan Beverage Packaging (Bottles, Caps, Labels) Manufacturer	2,784,103
216,000	St. Shine Optical World’s Leading Disposable Contact Lens Original Equipment Manufacturer (OEM)	2,772,105
1,311,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	2,754,180
748,000	Advantech Industrial PC & Components	2,725,804

Number of Shares		Value
	Taiwan — 6.6% (cont)
517,060	Radiant Opto-Electronics LCD Back Light Units & Modules	$2,234,793
908,330	Tripod Technologies Printed Circuit Boards (PCB)	2,221,407
345,681	PC Home Taiwanese Internet Retail Company	1,954,201
366,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	1,953,693
435,000	Lung Yen Funeral Services & Columbaria	1,494,327
4,000	Chipbond Semiconductor Back-end Packaging Services	6,322
		46,885,258
	Singapore — 4.4%
2,833,000	Olam International Agriculture Supply Chain Manager	4,699,534
2,300,000	Ascendas REIT Industrial Property Landlord	4,505,018
4,444,000	Mapletree Commercial Trust Retail & Office Property Landlord	4,233,395
3,500,000	Mapletree Industrial Trust Industrial Property Landlord	4,016,621
4,300,000	Mapletree Logistics Trust Industrial Property Landlord	3,932,156
2,229,000	CDL Hospitality Trust Hotel Owner/Operator	3,684,672
1,728,000	Goodpack Limited International Bulk Container Leasing	2,606,471
409,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,324,612
560,000	Petra Foods Cocoa Processor & Chocolate Manufacturer	1,117,992
		31,120,471
	Hong Kong — 4.2%
740,000	Melco Crown Entertainment — ADR (b) Macau Casino Operator	9,975,200
2,500,000	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	5,153,136
1,777,500	L’Occitane International Skin Care & Cosmetics Producer	4,686,504
1,137,000	AAC Technologies Miniature Acoustic Components	4,088,087
3,400,000	Sasa International Cosmetics Retailer	2,318,258
1,133,000	MGM China Holdings Macau Casino Operator	1,946,042
1,000,000	Melco International Macau Casino Operator	887,615
993,500	Vitasoy International Hong Kong Soy Food Brand	866,826
		29,921,668
	China — 2.7%
2,495,000	Digital China IT Distribution & Systems Integration Services	3,959,540
2,692,000	Want Want Chinese Branded Consumer Food Company	3,426,806
47,422	NetEase.com — ADR (b) Chinese Online Gaming Services	2,662,271
30,000,000	RexLot Holdings Lottery Equipment Supplier in China	2,274,642
49,227	51job — ADR (b) Integrated Human Resource Services	2,205,370
126,700	New Oriental Education & Technology — ADR (a) Education Service Provider	2,112,089
1,032,000	Zhaojin Mining Industry Gold Mining & Refining in China	1,869,179
3,344,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	995,531
		19,505,428
	India — 2.4%
256,300	United Breweries India’s Largest Brewer	3,175,749
38,900	Asian Paints India’s Largest Paint Company	2,899,262
1,008,500	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	2,430,629
1,520,000	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	2,250,544
175,600	Shriram Transport Finance Used Truck Finance	2,058,702
62,000	Colgate Palmolive India (b) Consumer Products in Oral Care	1,420,642
165,000	Titan Industries Jewlery, Watches, Eyeglasses	815,751
3,351,370	REI Agro Basmati Rice Processing	673,514
6,929	TTK Prestige (b) Branded Cooking Equipment	488,404
199,131	SKIL Ports and Logistics (b) Indian Container Port Project	344,066
158,970	Jain Irrigation Systems Agricultural Micro-irrigation Systems & Food Processing	209,625
		16,766,888

Number of Shares		Value
	Korea — 1.9%
94,400	Grand Korea Leisure ‘Foreigner Only’ Casino Group in Korea	$2,483,636
83,360	iMarketKorea Procurement, Distribution of MRO (Maintenance Repair Operations) Goods	2,124,248
71,700	Woongjin Coway Korean Household Appliance Rental Service Provider	1,983,737
35,440	Kepco Plant Service & Engineering Power Plant & Grid Maintenance	1,606,300
134,000	BS Financial Group Regional Bank in Busan	1,439,373
55,400	Handsome Korea’s Leading High-end Apparel Company	1,393,736
20,600	Hana Tour Service Korea’s Largest Wholesale Tour Provider	1,121,221
5,999	Samsung Engineering Global Engineering, Procurement, Construction (EPC) Firm	1,029,339
15,430	Hite Jinro (b) Leading Beer & Spirits Manufacturer	337,593
		13,519,183
	Indonesia — 1.8%
3,498,383	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	3,389,512
6,378,900	Tower Bersama Infrastructure (b) Communications Towers	2,962,329
2,700,000	Ace Indonesia Home Improvement Retailer	1,731,791
503,000	MAYORA INDAH Consumer Branded Food Manufacturer	1,174,633
4,681,000	MNC Skyvision (b) Largest Satellite Pay TV Operator in Indonesia	1,014,950
1,471,000	Mitra Adiperkasa Operator of Department Store & Specialty Retail Stores	979,528
819,000	Surya Citra Media Free to Air TV in Indonesia	941,379
847,500	Southern Arc Minerals (b) Gold & Copper Exploration in Indonesia	301,724
		12,495,846
	Thailand — 0.8%
13,600,000	Home Product Center Home Improvement Retailer	5,773,050
77,100	Samui Airport Property Fund (b) Thai Airport Operator	36,070
		5,809,120
	Philippines — 0.8%
8,297,525	SM Prime Holdings Shopping Mall Operator	2,819,416
884,080	Int’l Container Terminal Container Handling Terminals & Port Management	1,490,166
2,064,100	Manila Water Company Water Utility Company in Philippines	1,337,341
		5,646,923
	Mongolia — 0.7%
7,277,000	Mongolian Mining (b) Coking Coal Mining in Mongolia	3,313,085
118,952	Turquoise Hill Resources (b)	1,012,744
108,951	Turquoise Hill Resources (a) (b)(c) Copper Mine Project in Mongolia	923,904
		5,249,733
	Cambodia — 0.6%
7,000,000	Nagacorp Casino/Entertainment Complex in Cambodia	3,922,543
	Total Asia	311,673,294

	Europe — 31.3%

	United Kingdom — 7.1%
1,800,000	Charles Taylor Insurance Services	5,231,950
103,500	Intertek Group Testing, Inspection, Certification Services	4,579,409
429,000	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Germany	3,678,497
88,700	Aggreko Temporary Power & Temperature Control Services	3,312,972
252,700	JLT Group International Business Insurance Broker	3,123,698
979,237	BBA Aviation Aviation Support Services	3,123,011
111,000	Rightmove Internet Real Estate Listings	2,810,526
257,486	WH Smith Newsprint, Books & General Stationery Retailer	2,688,071
72,000	Asos (a) (b) Internet-based Retailer to Hipsters Up to 35	2,554,354
71,900	Spirax Sarco Steam Systems for Manufacturing & Process Industries	2,427,736
199,590	Smith and Nephew Medical Equipment & Supplies	2,202,905
264,837	Greggs Bakery	2,146,846
58,588	Rotork Valve Actuators for Oil & Water Pipelines	2,140,976

Number of Shares		Value
	United Kingdom — 7.1% (cont)
327,000	Abcam Online Sales of Antibodies	$2,121,398
532,371	Elementis Clay-based Additives	1,994,440
200,900	Shaftesbury London Prime Retail REIT	1,712,902
494,998	PureCircle (a) (b) Natural Sweeteners	1,678,577
216,773	Premier Oil (b) Oil & Gas Producer in Europe, Pakistan & Asia	1,256,311
45,604	Tullow Oil Oil & Gas Producer	1,008,886
265,900	Sterling Resources (b) Oil & Gas Exploration — Europe	362,431
		50,155,896
	Netherlands — 4.3%
304,990	Aalberts Industries Flow Control & Heat Treatment	5,475,225
181,290	UNIT4 Business Software Development	4,888,805
169,723	Imtech Electromechanical & Information Communications Technology Installation & Maintenance	4,479,825
144,166	Arcadis Engineering Consultants	3,051,240
42,129	Fugro Subsea Oilfield Services	2,864,976
123,782	TKH Group Dutch Industrial Conglomerate	2,584,823
35,383	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	2,484,422
91,532	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	2,107,219
16,249	Core Labs Oil & Gas Reservoir Consulting	1,973,929
49,773	BinckBank Discount Brokerage & Asset Management	366,175
		30,276,639
	France — 4.0%
62,700	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	8,895,217
81,300	Gemalto Digital Security Solutions	7,151,282
89,130	Neopost Postage Meter Machines	4,921,633
108,300	Saft Niche Battery Manufacturer	2,508,555
32,109	Norbert Dentressangle Leading European Logistics & Transport Group	2,157,985
44,000	Compagnie Française de l’Afrique Occidentale African Wholesaler & Distributor	2,107,327
220,933	Hi-Media (b) Online Advertiser in Europe	564,981
		28,306,980
	Switzerland — 3.5%
28,386	Geberit Plumbing Supplies	6,172,182
27,850	Partners Group Private Markets Asset Management	5,795,050
41,866	Dufry Group (b) Operates Airport Duty Free & Duty Paid Shops	5,016,798
1,650	Sika Chemicals for Construction & Industrial Applications	3,364,912
19,216	Kuehne & Nagel Freight Forwarding/Logistics	2,169,845
35,000	Zehnder Radiators & Heat Recovery Ventilation Systems	2,076,555
		24,595,342
	Germany — 3.3%
239,894	Wirecard Online Payment Processing & Risk Management	5,508,887
17,109	Rational Commercial Ovens	4,288,353
49,072	Dürr Automotive Plant Engineering & Associated Capital Equipment	3,268,398
115,400	NORMA Group Clamps for Automotive & Industrial Applications	3,114,189
70,772	CTS Eventim Event Ticket Sales	2,104,025
13,786	Pfeiffer Vacuum Vacuum Pumps	1,472,351
19,339	Bertrandt Outsourced Engineering	1,428,966
39,500	Elringklinger Automobile Components	1,045,137
39,590	Deutsche Beteiligungs Private Equity Investment Management	984,434
		23,214,740
	Sweden — 2.3%
446,108	Hexagon Design, Measurement & Visualization Software & Equipment	9,562,174
462,610	Sweco Engineering Consultants	4,876,955

Number of Shares		Value
	Sweden — 2.3% (cont)
75,800	Unibet European Online Gaming Operator	$2,123,249
		16,562,378
	Italy — 1.7%
368,000	Pirelli (a) Global Tire Supplier	3,962,888
25,800	Tod’s (a) Leather Shoes & Bags	2,788,275
893,327	Geox (a) Apparel & Shoe Maker	2,360,226
427,000	Fiat (b) Leading Automotive Manufacturer in the U.S., Latin America & Italy	2,278,270
905,548	CIR Italian Holding Company	1,024,033
		12,413,692
	Denmark — 1.5%
189,879	Novozymes Industrial Enzymes	5,233,414
19,041	SimCorp Software for Investment Managers	4,066,500
26,018	Solar Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	1,435,105
		10,735,019
	Iceland — 0.6%
4,344,101	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	4,055,005

	Norway — 0.5%
362,496	Atea Leading Nordic IT Hardware/Software Reseller & Installation Company	3,559,217

	Kazakhstan — 0.4%
448,746	Halyk Savings Bank of Kazakhstan — GDR (b) Largest Retail Bank & Insurer in Kazakhstan	3,141,222

	Finland — 0.4%
158,841	Stockmann (a) Department Store & Fashion Retailer in Scandinavia & Russia	3,027,079

	Czech Republic — 0.4%
15,049	Komercni Banka Leading Czech Universal Bank	2,987,297

	Russia — 0.4%
123,000	Yandex (b) Search Engine for Russian & Turkish Languages	2,965,530

	Belgium — 0.4%
48,919	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	2,701,238

	Portugal — 0.4%
962,400	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	2,484,594

	Ireland — 0.1%
8,445	Paddy Power Irish Betting Services	626,500
	Total Europe	221,808,368

	Other Countries — 17.2%

	South Africa — 4.5%
130,400	Naspers Media in Africa, China, Russia & Other Emerging Markets	8,068,255
2,128,800	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	5,506,796
1,333,156	Coronation Fund Managers South African Fund Manager	4,965,498
293,785	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	4,447,191
967,500	Northam Platinum Platinum Mining in South Africa	3,489,649
440,129	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	3,140,606
116,223	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	2,330,744
		31,948,739
	Canada — 4.5%
135,115	ShawCor Oil & Gas Pipeline Products	5,865,841
156,449	CCL Industries Leading Global Label Manufacturer	5,779,908
338,500	CAE Flight Simulator Equipment & Training Centers	3,625,679
74,000	Onex Capital Private Equity	2,920,557

Number of Shares		Value
	Canada — 4.5% (cont)
64,942	AG Growth (a) Leading Manufacturer of Augers & Grain Handling Equipment	$2,129,722
88,830	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	2,025,805
244,077	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	1,978,734
109,700	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	1,613,531
30,351	Baytex (a) Oil & Gas Producer in Canada	1,442,375
50,600	Celtic Exploration (b) Canadian Oil & Gas Producer	940,869
158,516	DeeThree Exploration (b) (d)	901,643
86,526	DeeThree Exploration (b) Canadian Oil & Gas Producer	494,636
53,000	Athabasca Oil Sands (b) Oil Sands & Unconventional Oil Development	710,548
195,271	Pan Orient Asian Oil & Gas Explorer	562,117
201,000	Americas Petrogas (b) Oil & Gas Exploration in Argentina, Potash in Peru	378,242
42,800	Crew Energy (b) Canadian Oil & Gas Producer	315,199
		31,685,406
	Australia — 4.1%
5,640,000	Commonwealth Property Office Fund Australia Prime Office REIT	6,042,248
1,643,539	Challenger Financial Largest Annuity Provider	5,531,648
442,900	UGL Engineering & Facilities Management	4,791,500
865,650	IAG General Insurance Provider	3,904,236
55,585	Cochlear Cochlear Implants	3,856,271
280,000	Domino’s Pizza Enterprises Domino’s Pizza Operator in AU/NZ & France/Benelux	3,025,794
371,609	SAI Global Publishing, Certification, Compliance Services	1,629,033
32,802	Regis Resources (b) Gold Mining in Australia	192,895
		28,973,625
	United States — 3.3%
120,500	Atwood Oceanics (b) Offshore Drilling Contractor	5,476,725
118,000	BioMarin Pharmaceutical (b) Biotech Focused on Orphan Diseases	4,751,860
122,165	Textainer Group Holdings (a) Top International Container Leasor	3,732,141
74,146	FMC Technologies (b) Oil & Gas Well Head Manufacturer	3,432,960
65,200	Rowan (b) Contract Offshore Driller	2,201,804
48,949	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	1,793,981
50,370	World Fuel Services Global Fuel Broker	1,793,675
		23,183,146
	Israel — 0.7%
348,604	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	4,234,044
67,000	Caesarstone (a) (b) Quartz Countertops	944,700
		5,178,744
	Senegal — 0.1%
3,731	Sonatel Leading Telecoms Operator in Western Africa	840,558
	Total Other Countries	121,810,218

	Latin America — 5.5%

	Brazil — 3.0%
420,900	Localiza Rent A Car Car Rental	7,291,655
219,900	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	3,154,368
190,000	Arcos Dorados (a) McDonald’s Master Franchise for Latin America	2,931,700
518,200	Odontoprev Dental Insurance	2,888,474
136,000	Multiplus Loyalty Program Operator in Brazil	2,768,637
418,000	MRV Engenharia Brazilan Property Developer	2,476,350
		21,511,184
	Mexico — 1.3%
66,882	Grupo Aeroportuario del Sureste — ADR Mexican Airport Operator	5,925,745
1,317,000	Genomma Lab International (b) Develops, Markets & Distributes Consumer Products	2,548,719

Number of Shares		Value
	Mexico — 1.3% (cont)
191,000	Herdez (b) Processed Foods Producer & Distributor	$491,754
		8,966,218
	Guatemala — 0.5%
159,877	Tahoe Resources (b) Silver Project in Guatemala	3,255,760

	Uruguay — 0.3%
230,870	Union Agriculture Group (b)(d)(e) Farmland Operator in Uruguay	2,394,122

	Chile — 0.3%
1,141,637	Viña Concha y Toro Global Branded Wine Manufacturer	2,384,887

	Colombia — 0.1%
932,244	Canacol (b) Oil Producer in South America	455,169
3,074,000	Gulf United Energy (b) Prospecting for Oil Alongside Large Producers in Colombia	184,440
		639,609
	Argentina — 0.0%
906,000	Madalena Ventures (b) Oil & Gas Exploration in Argentina	221,178
	Total Latin America	39,372,958

Total Equities (Cost: $503,030,816) — 97.9%		694,664,838

Securities Lending Collateral — 4.4%
31,220,104	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	31,220,104

Total Securities Lending Collateral (Cost: $31,220,104)		31,220,104

Total Investments (Cost: $534,250,920)— 102.3% (g)(h)		725,884,942	(i)

Obligation to Return Collateral for Securities Loaned — (4.4)%		(31,220,104)

Cash and Other Assets Less Liabilities — 2.1%		15,175,212

Total Net Assets — 100.0%		$709,840,050

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments (dollar values in thousands)

(a)              All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $29,852,139.

(b)              Non-income producing security.

(c)               Security is traded on a U.S. Exchange.

(d)              Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of these securities amounted to $3,295,765, which represented 0.46% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/08/2010 - 06/27/2012	230,870	$2,649,999	$2,394,122
DeeThree Exploration	09/07/2010	158,516	413,939	901,643
			$3,063,938	$3,295,765

(e)               Illiquid security.

(f)                Investment made with cash collateral received from securities lending activity.

(g)               At September 30, 2012, for federal income tax purposes, the cost of investments was $534,250,920 and net unrealized appreciation was $191,634,022 consisting of gross unrealized appreciation of $221,439,422 and gross unrealized depreciation of $29,805,400.

(h)              On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$120,830,233	17.0
Euro	101,077,533	14.2
United States Dollar	61,523,368	8.7
British Pound	53,527,042	7.5
Taiwan Dollar	46,885,258	6.6
Hong Kong Dollar	39,707,794	5.6
Canadian Dollar	37,294,412	5.3
Australian Dollar	28,973,625	4.1
Other currencies less than 5% of total net assets	204,845,573	28.9
Total Portfolio	$694,664,838	97.9

(i)                  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trusts’ Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$19,193,302	$292,479,992	$—	$311,673,294
Europe	5,301,890	216,506,478	—	221,808,368
Other Countries	54,911,609	66,898,609	—	121,810,218
Latin America	36,978,836	—	2,394,122	39,372,958
Total Equities	116,385,637	575,885,079	2,394,122	694,664,838
Total Securities Lending Collateral	31,220,104	—	—	31,220,104
Total Investments	$147,605,741	$575,885,079	$2,394,122	$725,884,942

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$2,191,603	$—	$—	$2,191,603

Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Latin America	$2,201,705	$—	$192,417	$—	$—	$—	$—	$2,394,122
	$2,201,705	$—	$192,417	$—	$—	$—	$—	$2,394,122

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $192,417.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

The Fund does not hold any significant investments categorized as Level 3.

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value
	Equities — 97.9%

	Industrial Goods & Services — 21.8%

	Machinery — 17.3%
428,000	Ametek Aerospace/Industrial Instruments	$15,172,600
138,000	Pall Life Science, Water & Industrial Filtration	8,761,620
251,500	Donaldson Industrial Air Filtration	8,729,565
180,000	Kennametal Consumable Cutting Tools	6,674,400
50,000	Nordson Dispensing Systems for Adhesives & Coatings	2,931,000
		42,269,185
	Outsourcing Services — 2.3%
225,000	Quanta Services (a) Electrical & Telecom Construction Services	5,557,500

	Industrial Materials & Specialty Chemicals — 1.4%
64,000	FMC Corporation Niche Specialty Chemicals	3,544,320

	Other Industrial Services — 0.8%
53,000	Expeditors International of Washington International Freight Forwarder	1,927,080
	Total Industrial Goods & Services	53,298,085

	Information — 20.6%

	Mobile Communications — 7.3%
156,000	Crown Castle International (a) Communications Towers	9,999,600
108,000	SBA Communications (a) Communications Towers	6,793,200
2,315,900	Globalstar (a) (b) Satellite Mobile Voice & Data Carrier	1,065,314
		17,858,114
	Computer Services — 3.1%
743,400	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	7,612,416

	Computer Hardware & Related Equipment — 3.0%
124,000	Amphenol Electronic Connectors	7,301,120

	Contract Manufacturing — 2.1%
600,000	Sanmina-SCI (a) Electronic Manufacturing Services	5,094,000

	Instrumentation — 2.0%
28,000	Mettler-Toledo International (a) Laboratory Equipment	4,780,720

	Business Software — 1.8%
38,000	Concur Technologies (a) Web-enabled Cost & Expense Management Software	2,801,740
22,000	Ansys (a) Simulation Software for Engineers & Designers	1,614,800
		4,416,540
	Telecommunications Equipment — 0.8%
18,000	F5 Networks (a) Internet Traffic Management Equipment	1,884,600

	Semiconductors & Related Equipment — 0.5%
250,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,315,000
	Total Information	50,262,510

	Finance — 17.3%

	Credit Cards — 6.4%
394,000	Discover Financial Services Credit Card Company	15,653,620

	Insurance — 5.7%
1,448,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	13,973,200

	Banks — 3.7%
119,000	City National Bank & Asset Manager	6,129,690
210,000	Associated Banc-Corp Midwest Bank	2,765,700
		8,895,390
	Brokerage & Money Management — 1.5%
171,000	SEI Investments Mutual Fund Administration & Investment Management	3,667,950
	Total Finance	42,190,160

	Consumer Goods & Services — 16.5%

	Travel — 6.7%
975,000	Hertz (a) Largest U.S. Rental Car Operator	13,386,750
52,000	Vail Resorts Ski Resort Operator & Developer	2,997,800
		16,384,550

1

Number of Shares		Value
	Retail — 4.5%
74,600	lululemon athletica (a) Premium Active Apparel Retailer	$5,515,924
99,000	Abercrombie & Fitch Teen Apparel Retailer	3,358,080
35,000	Tiffany & Co. Luxury Good Retailer	2,165,800
		11,039,804
	Apparel — 3.0%
127,500	Coach Designer & Retailer of Branded Leather Accessories	7,142,550

	Casinos & Gaming — 1.4%
45,663,000	RexLot Holdings (China) Lottery Equipment Supplier in China	3,462,233

	Educational Services — 0.7%
52,625	ITT Educational Services (a) (b) Post-secondary Degree Services	1,696,104

	Other Consumer Services — 0.2%
250,000	IFM Investments (Century 21 China RE) - ADR (China) (a) Provide Real Estate Services in China	462,500

	Food & Beverage —%
307,000	GLG Life Tech (Canada) (a) (c) Produce an All-natural Sweetener Extracted from the Stevia Plant	41,752
	Total Consumer Goods & Services	40,229,493

	Energy & Minerals — 9.3%

	Oil & Gas Producers — 6.4%
250,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	5,973,451
6,520,700	Canacol (Colombia) (a) Oil Producer in South America	3,183,741
7,187,900	Shamaran Petroleum (Iraq) (a) Oil Exploration in Kurdistan	3,180,487
8,714,000	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	1,595,484
5,714,000	Petrodorado Energy - Warrants (Colombia) (a) (d)	27,899
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (d)	738,236
1,800,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a) (c) (d) Oil & Gas Exploration/Production in the North Sea	47,055
184,000	Canadian Overseas Petroleum (United Kingdom) (a) Oil & Gas Exploration/Production in the North Sea	39,304
2,575,000	Petromanas (Canada) (a) Exploring for Oil in Albania	523,853
305,000	Houston American Energy (a) (b) Oil & Gas Exploration/Production in Colombia	274,470
		15,583,980
	Agricultural Commodities — 1.1%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,710,334

	Mining — 1.0%
200,000	Kirkland Lake Gold (Canada) (a) Gold Mining	2,424,982

	Alternative Energy — 0.7%
255,000	Canadian Solar (China) (a) (b) Solar Cell & Module Manufacturer	711,450
535,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	706,200
252,000	Real Goods Solar (a) Residential Solar Energy Installer	176,400
		1,594,050
	Oil Services — 0.1%
1,557,400	Tuscany International Drilling (Colombia) (a) South America Based Drilling Rig Contractor	364,360
	Total Energy & Minerals	22,677,706

	Other Industries — 7.9%

	Real Estate — 6.7%
210,000	Ryman Hospitality Properties (a) Convention Hotels	8,301,300
314,500	Biomed Realty Trust Life Science-focused Office Buildings	5,887,440
93,000	DuPont Fabros Technology Technology-focused Office Buildings	2,348,250
		16,536,990
	Regulated Utilities — 1.2%
77,000	Wisconsin Energy Wisconsin Utility	2,900,590
	Total Other Industries	19,437,580

2

Number of Shares		Value
	Health Care — 4.5%

	Biotechnology & Drug Delivery — 2.3%
395,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	$3,653,750
77,000	Seattle Genetics (a) (b) Antibody-based Therapies for Cancer	2,075,150
		5,728,900
	Medical Supplies — 2.2%
37,000	Henry Schein (a) Largest Distributor of Healthcare Products	2,932,990
72,000	Cepheid (a) Molecular Diagnostics	2,484,720
		5,417,710
Total Health Care		11,146,610

Total Equities (Cost: $181,231,838) — 97.9%		239,242,144

Securities Lending Collateral — 1.6%
3,793,875	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	3,793,875

Total Securities Lending Collateral (Cost: $3,793,875)		3,793,875

Total Investments (Cost: $185,025,713) — 99.5%(f)(g)		243,036,019	(h)

Obligation to Return Collateral for Securities Loaned — (1.6)%		(3,793,875)

Cash and Other Assets Less Liabilities — 2.1%		5,087,736

Total Net Assets — 100.0%		$244,329,880

ADR       American Depositary Receipts

3

> Notes to Statement of Investments (dollar values in thousands)

(a)           Non-income producing security.

(b)                                 All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $3,602,455.

(c)                                  Illiquid security.

(d)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At September 30, 2012, the market value of these securities amounted to $3,523,524, which represented 1.44% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,710,334
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	738,236
Canadian Overseas Petroleum - Warrants	11/24/10	1,800,000	225,295	47,055
Petrodorado Energy - Warrants	11/20/09	5,714,000	706,004	27,899
			$5,470,363	$3,523,524

(e)                                  Investment made with cash collateral received from securities lending activity.

(f)                                   At September 30, 2012, for federal income tax purposes, the cost of investments was $185,025,713 and net unrealized appreciation was $58,010,306 consisting of gross unrealized appreciation of $78,352,551 and gross unrealized depreciation of $20,342,245.

(g)                                  On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
United States Dollar	$217,681,058	89.1
Canadian Dollar	18,098,852	7.4
Other currencies less than 5% of total net assets	3,462,234	1.4
Total Portfolio	$239,242,144	97.9

(h)                                 Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

4

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board. The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trusts’ Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$53,298,085	$—	$—	$53,298,085
Information	50,262,510	—	—	50,262,510
Finance	42,190,160	—	—	42,190,160
Consumer Goods & Services	36,725,508	3,503,985	—	40,229,493
Energy & Minerals	19,154,182	813,190	2,710,334	22,677,706
Other Industries	19,437,580	—	—	19,437,580
Health Care	11,146,610	—	—	11,146,610
Total Equities	232,214,635	4,317,175	2,710,334	239,242,144
Total Securities Lending Collateral	3,793,875	—	—	3,793,875
Total Investments	$236,008,510	$4,317,175	$2,710,334	$243,036,019

5

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.  Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price.  These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$276,300	$276,300	$—

Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Energy & Materials	$2,492,500	$—	$217,834	$—	$—	$—	$—	$2,710,334
	$2,492,500	$—	$217,834	$—	$—	$—	$—	2,710,334

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $217,834.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/12	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$2,710,334	Market comparable companies	Discount for lack of marketability	-2% to -28% (-12%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

6

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value
	Equities — 94.6%

	Asia — 45.7%

	Singapore — 16.0%
885,000	Ascendas REIT Industrial Property Landlord	$1,733,453
2,278,000	Mapletree Industrial Trust Industrial Property Landlord	2,419,565
		4,153,018
	Taiwan — 13.4%
805,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	1,986,515
247,000	Taiwan Mobile Taiwan’s Second Largest Moblile Operator	900,744
258,238	CTCI Corp International Engineering Firm	589,922
		3,477,181
	Japan — 11.1%
380,000	Seven Bank ATM Processing Services	1,159,487
906	Jupiter Telecommunications Largest Cable Service Provider in Japan	919,467
57,117	Start Today (a) Online Japanese Apparel Retailer	815,916
		2,894,870
	Indonesia — 2.7%
728,400	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	705,732

	China — 2.3%
187,000	Zhaojin Mining Industry Gold Mining & Refining in China	338,698
196,000	Want Want Chinese Branded Consumer Food Company	249,500
100	NetEase.com - ADR (b) Chinese Online Gaming Services	5,614
		593,812
	Korea — 0.2%
1,760	Hite Jinro Leading Beer & Spirits Manufacturer	38,507
	Total Asia	11,863,120

	Other Countries — 30.2%

	Australia — 11.4%
74,000	UGL Engineering & Facilities Management	800,567
236,670	Challenger Financial Largest Annuity Provider	796,559
719,000	Commonwealth Property Office Fund Australia Prime Office REIT	770,279
121,420	IAG General Insurance Provider	547,626
6,288	Regis Resources Gold Mining in Australia	36,977
		2,952,008
	Canada — 8.6%
31,000	Goldcorp Gold Mining	1,421,350
13,497	Central Fund of Canada Allocated Gold & Silver Closed-end Fund	321,364
6,800	CCL Industries Leading Global Label Manufacturer	251,222
20,000	Kirkland Lake Gold Gold Mining	242,498
		2,236,434
	South Africa — 6.8%
326,700	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	845,110
71,906	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	513,096
6,500	Naspers Media in Africa, China, Russia & Other Emerging Markets	402,175
		1,760,381
	United States — 2.0%
7,125	Atwood Oceanics (b) Offshore Drilling Contractor	323,831
3,600	SM Energy Oil & Gas Producer	194,796
		518,627
	Israel — 1.1%
23,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	279,351

	New Zealand — 0.3%
48,030	Telecom NZ Primary Telecom Operator	94,562
	Total Other Countries	7,841,363

	Europe — 10.4%

	Germany — 3.3%
37,400	Wirecard Online Payment Processing & Risk Management	858,848

1

Number of Shares		Value
	United Kingdom — 1.8%
19,500	JLT Group International Business Insurance Broker	$241,045
5,000	Intertek Group Testing, Inspection, Certification Services	221,228
		462,273
	Iceland — 1.2%
280,004	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	304,168

	Sweden — 1.0%
12,700	Hexagon Design, Measurement & Visualization Software & Equipment	272,220

	Switzerland — 1.0%
1,270	Partners Group Private Markets Asset Management	264,263

	Denmark — 1.0%
9,000	Novozymes Industrial Enzymes	248,056

	Netherlands — 0.9%
9,319	Imtech Electromechanical & Information Communications Technology Installation & Maintenance	245,974

	France — 0.2%
469	Gemalto Digital Security Solutions	41,254
	Total Europe	2,697,056

	Latin America — 8.3%

	Mexico — 5.7%
49,500	Fresnillo Silver & Metal Byproduct Mining in Mexico	1,481,151

	Guatemala — 2.0%
26,000	Tahoe Resources (b) Silver Project in Guatemala	529,468

	Uruguay — 0.5%
13,068	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	135,515

	Colombia — 0.1%
120,000	Santa Maria Petroleum (b) (c) Explores for Oil & Gas in Latin America	16,405
	Total Latin America	2,162,539

Total Equities (Cost: $19,253,358) — 94.6%		24,564,078

Securities Lending Collateral — 2.0%

518,686	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	518,686
Total Securities Lending Collateral (Cost: $518,686)		518,686

Total Investments (Cost: $19,772,044) — 96.6% (f) (g)		25,082,764	(h)

Obligation to Return Collateral for Securities Loaned — (2.0)%		(518,686)

Cash and Other Assets Less Liabilities — 5.4%		1,411,508

Total Net Assets — 100.0%		$25,975,586

ADR                     American Depositary Receipts

REIT                  Real Estate Investment Trust

2

> Notes to Statement of Investments (dollar values in thousands)

(a)                                 All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $493,235.

(b)                                 Non-income producing security.

(c)                                  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At September 30, 2012, the market value of these securities amounted to $151,920, which represented 0.58% of total net assets.  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	13,068	$150,000	$135,515
Santa Maria Petroleum	1/14/11	120,000	151,653	16,405
			$301,653	$151,920

(d)                                 Illiquid security.

(e)                                  Investment made with cash collateral received from securities lending activity.

(f)                                   At September 30, 2012, for federal income tax purposes, the cost of investments was $19,772,044 and net unrealized appreciation was $5,310,720 consisting of gross unrealized appreciation of $5,919,113 and gross unrealized depreciation of $608,393.

(g)                                  On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Singapore Dollar	$4,153,018	16.0
Taiwan Dollar	3,477,181	13.4
Australia Dollar	2,952,007	11.4
Japanese Yen	2,894,870	11.1
British Pound	2,649,155	10.2
United States Dollar	2,402,470	9.2
South African Rand	1,760,381	6.8
Other currencies less than 5% of total net assets	4,274,996	16.5
Total Portfolio	$24,564,078	94.6

(h)                                 Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At September 30, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	ZAR	12,401,400	$1,500,000	10/15/2012	$12,731

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trusts’ Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$5,614	$11,857,506	$—	$11,863,120
Other Countries	2,755,061	5,086,302	—	7,841,363
Europe	—	2,697,056	—	2,697,056
Latin America	529,468	1,497,556	135,515	2,162,539
Total Equities	3,290,143	21,138,420	135,515	24,564,078
Total Securities Lending Collateral	518,686	—	—	518,686
Total Investments	$3,808,829	$21,138,420	$135,515	$25,082,764
Unrealized Appreciation on Forward
Foreign Currency Exchange Contracts	—	12,731	—	12,731
Total Investments	$3,808,829	$21,151,151	$135,515	$25,095,495

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in

4

accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Latin America	124,625	$—	$10,890	$—	$—	$—	$—	$135,515

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $10,890.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

5

Item  2.     Controls and Procedures.

(a)                   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2012

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 20, 2012